Property, Plant and Equipment - Disclosure of Summary about Property, Plant and Equipment (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨)		Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		₨ 80,684
Capital work-in-progress		4,563	[1]		₨ 2,211
Ending balance		81,787		$ 872	80,684
Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		183,756			179,693
Additions		12,711			20,934
Additions through Business combinations (Refer to Note 7)		362			9
Disposals		(17,971)			(16,959)
Translation adjustment		4,071			79
Ending balance		182,929			183,756
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		105,283			105,565
Depreciation and impairment		14,595			15,568
Disposals		(17,368)			(15,863)
Translation adjustment		3,195			13
Ending balance		105,705			105,283
Net carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		78,473
Ending balance		77,224			78,473
Land [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,373			4,375
Additions		0			0
Additions through Business combinations (Refer to Note 7)		0			0
Disposals		0			(6)
Translation adjustment		31			4
Ending balance		4,404			4,373
Land [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0			0
Depreciation and impairment		0			0
Disposals		0			0
Translation adjustment		0			0
Ending balance		0			0
Land [member] | Net carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,373
Ending balance		4,404			4,373
Buildings [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		52,556			47,024
Additions		923			6,215
Additions through Business combinations (Refer to Note 7)		131			0
Disposals		(821)			(680)
Translation adjustment		440			(3)
Ending balance		53,229			52,556
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12,997			11,775
Depreciation and impairment		1,848			1,662
Disposals		(695)			(410)
Translation adjustment		211			(30)
Ending balance		14,361			12,997
Buildings [member] | Net carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		39,559
Ending balance		38,868			39,559
Plant and equipment [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]	99,554			102,513
Additions	[2]	9,253			10,623
Additions through Business combinations (Refer to Note 7)	[2]	109			9
Disposals	[2]	(14,979)			(13,668)
Translation adjustment	[2]	3,182			77
Ending balance	[2]	97,119			99,554
Plant and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]	73,459			75,549
Depreciation and impairment	[2]	9,669			11,050
Disposals	[2]	(14,730)			(13,189)
Translation adjustment	[2]	2,670			49
Ending balance	[2]	71,068			73,459
Plant and equipment [member] | Net carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]	26,095
Ending balance	[2]	26,051			26,095
Furniture and fixtures [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		19,576			18,233
Additions		1,795			3,143
Additions through Business combinations (Refer to Note 7)		22			0
Disposals		(1,449)			(1,803)
Translation adjustment		270			3
Ending balance		20,214			19,576
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12,989			12,287
Depreciation and impairment		2,387			2,229
Disposals		(1,245)			(1,526)
Translation adjustment		197			(1)
Ending balance		14,328			12,989
Furniture and fixtures [member] | Net carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		6,587
Ending balance		5,886			6,587
Office Equipment [Member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		7,663			7,514
Additions		737			943
Additions through Business combinations (Refer to Note 7)		99			0
Disposals		(720)			(793)
Translation adjustment		147			(1)
Ending balance		7,926			7,663
Office Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		5,821			5,932
Depreciation and impairment		686			623
Disposals		(697)			(730)
Translation adjustment		116			(4)
Ending balance		5,926			5,821
Office Equipment [Member] | Net carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,842
Ending balance		2,000			1,842
Vehicles [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		34			34
Additions		3			10
Additions through Business combinations (Refer to Note 7)		1			0
Disposals		(2)			(9)
Translation adjustment		1			(1)
Ending balance		37			34
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		17			22
Depreciation and impairment		5			4
Disposals		(1)			(8)
Translation adjustment		1			(1)
Ending balance		22			17
Vehicles [member] | Net carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		17
Ending balance		₨ 15			₨ 17

[1]	Including capital advance of ₹ 15 and Capital work-in-progress of ₹ 6 on account of additions through business combination.(Refer to Note 7)
[2]	Including net carrying value of computer equipment and software amounting to ₹ 16,003 and ₹ 16,719, as at March 31, 2025 and 2026, respectively.